SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 143.6	$ 96.1	$ 21.6
Items not affecting cash:
Income tax (recovery) expense	38.9	29.1	8.9
Share-based compensation	3.8	2.0	3.3
Changes in assets and liabilities	(100.7)	(2.3)	19.9
Interest paid	(10.5)	(9.6)	(12.3)
Net cash from operating activities	73.4	126.2	39.4
Investment in subsidiary
Investment in shares of subsidiary	(33.6)	(0.6)	(0.7)
Net cash used in investing activities	(82.9)	(34.4)	(27.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options	3.1	1.2	0.1
Net cash from (used in) financing activities	3.1	(7.9)	(9.9)
(Decrease) increase in cash	(6.7)	85.6	2.5
Cash, beginning of year	95.3	9.7	7.2
Cash, end of year	88.6	95.3	9.7
Parent company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	144.3	94.3	21.0
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(147.6)	(97.5)	(14.5)
Income tax (recovery) expense	(1.0)	(1.1)	2.6
Share-based compensation	3.8	2.0	5.9
Cash flows from (used in) operations before changes in working capital	(0.5)	(2.3)	15.0
Changes in assets and liabilities	(1.3)	2.0	72.3
Interest received	0.0	0.0	5.7
Interest paid	0.0	0.0	(5.7)
Net cash from operating activities	(1.8)	(0.3)	87.3
Investment in subsidiary
Shares of subsidiary redeemed	0.0	0.0	100.5
Dividend received	0.0	0.0	21.0
Investment in shares of subsidiary	(1.5)	0.0	(100.0)
Net cash used in investing activities	(1.5)	0.0	21.5
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of common and preferred shares	0.0	0.0	(121.5)
Net proceeds of issue of subordinate voting shares, after underwriting commission of $7.2	0.0	0.0	98.3
Repayment of subordinated debt	0.0	0.0	(85.3)
Exercise of stock options	3.1	1.2	0.0
Net cash from (used in) financing activities	3.1	1.2	(108.5)
(Decrease) increase in cash	(0.2)	0.9	0.3
Cash, beginning of year	1.3	0.4	0.1
Cash, end of year	$ 1.1	$ 1.3	$ 0.4